CONCENTRATIONS OF RISKS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended		18 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2021	Sep. 30, 2020	Mar. 10, 2019
Concentration Risk [Line Items]
Deposits	$ 1,112,147		$ 1,215,004		$ 1,215,004			$ 1,112,147
Deposit for insurance	563,788		776,485		776,485		$ 0	563,788	$ 0
[custom:CommissionExpensePercentage-0]											100.00%
Cash in bank	1,112,147		$ 1,215,004		$ 1,215,004		$ 238,937	$ 1,112,147	$ 238,937
Maximum [Member]
Concentration Risk [Line Items]
Proportional of ownership interest and voting power held												20.00%
D Swiss Inc [Member]
Concentration Risk [Line Items]
ividend received	$ 23,330	$ 23,330
Proportional of ownership interest and voting power held	0.01%	0.01%						0.01%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage							59.00%	74.10%	60.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage							41.00%	25.90%	39.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | E-commerce [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			10.00%	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Sales Distributor [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			21.90%		16.20%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Sales Distributor [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage				10.00%						10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | E-commerce [Member] | Third Party [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage					100.00%			100.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | E-commerce [Member] | One Related Party [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage									100.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Sales Distributor [Member] | Commission Expenses [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage								10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage				100.00%	100.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage			100.00%			100.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage								10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentrations of risk percentage							100.00%		98.30%